Supplementary Information to the Statements of Comprehensive Profit or Loss ( Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Salary and benefits	$ 2,003	$ 2,320	$ 1,404
Subcontractors	7,904	8,747	7,412
Cost of revenues from development services	$ 9,907	$ 11,067	$ 8,816